Transfer of financial assets, assets pledged and received as collateral	12 Months Ended
Dec. 31, 2020
Transfer of financial assets, assets pledged and received as collateral [abstract]
Transfer of financial assets, assets pledged and received as collateral

42 Transfer of financial assets, assets pledged and received as collateral

Financial assets pledged as collateral

The financial assets pledged as collateral consist primarily of Loans and advances to customers pledged to secure Debt securities in issue, deposits from the Dutch Central Bank and other banks, as well as debt securities used in securities lending or sale and repurchase transactions. They serve to secure margin accounts and are used for other purposes required by law. Pledges are generally conducted under terms that are usual and customary for collateralised transactions including standard sale and repurchase agreements, securities lending and borrowing and derivatives margining. The financial assets pledged are as follows:

Financial assets pledged as collateral
	2020	2019
Banks
– Cash and balances with central banks	1,377	1,382
– Loans and advances to banks	3,833	6,337
Financial assets at fair value through profit or loss	14,772	16,350
Financial assets at fair value through OCI	2,377	440
Securities at amortised cost	7,023	1,118
Loans and advances to customers	115,194	75,755
Other assets	761	908
	145,338	102,290

In addition, in some jurisdictions ING Bank N.V. has an obligation to maintain a reserve with central banks. As at 31 December 2020, the minimum mandatory reserve deposits with various central banks amount to EUR 10,573 million (2019: EUR 9,975 million).

Loans and advances to customers that have been pledged as collateral for Debt securities in issue and for liquidity purposes, amount in The Netherlands to EUR 67,067 million (2019: EUR 45,530 million), in Germany to EUR 12,512 million (2019: EUR 13,222 million), in Belgium EUR 23,060 million (2019: EUR 11,298 million), in Australia to EUR 5,572 million (2019: EUR 4,150 million) and in the United States to EUR 1,742 million (2019: EUR 1,010 million) and the remaining amount in other countries.

Financial assets received as collateral

The financial assets received as collateral that can be sold or repledged in absence of default by the owner of the collateral consists of securities obtained through reverse repurchase transactions and securities borrowing transactions.

These transactions are generally conducted under standard market terms for most repurchase transactions and the recipient of the collateral has unrestricted right to sell or repledge it, provided that the collateral (or equivalent collateral) is returned to the counterparty at term.

Financial assets received as collateral
	2020	2019
Total received collateral available for sale or repledge at fair value
– equity securities	20,018	17,919
– debt securities	79,670	94,772

of which sold or repledged at fair value
– equity securities	16,365	15,654
– debt securities	60,384	67,194

Transfer of financial assets

The majority of ING's financial assets that have been transferred, but do not qualify for derecognition are debt instruments used in securities lending or sale and repurchase transactions.

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
	2020	2019	2020	2019	2020	2019	2020	2019
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	3,151	2,542		1,974	2,078	1,682	8,619	9,538
Financial assets at fair value through other comprehensive income			56	193			2,120	6
Loans and advances to customers
Securities at amortised cost			470	195			6,281	734

Associated liabilities at carrying amount[1]
Deposits from banks	n/a	n/a	n/a	n/a	0	0	0	0
Customer deposits	n/a	n/a	n/a	n/a	0	0	0	0
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	2,018	1,619	4,190	3,805

1 The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.

The table above does not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position.

Transferred financial assets that are derecognised in their entirety are mentioned in note 48 Structured Entities.